UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-02653

Dreyfus Bond Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	05/31/18

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Bond Fund
May 31, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.2%
Alabama - 2.8%
Birmingham Water Works Board,
Water Revenue	5.00	1/1/33	5,775,000		6,699,289
Black Belt Energy Gas District,
Gas Prepay Revenue	2.18	12/1/23	5,000,000	[a]	5,000,000
Jefferson County,
Revenue, Refunding	5.00	9/15/35	2,500,000		2,848,150
Jefferson County,
Senior Lien Sewer Revenue Warrants
(Insured; Assured Guaranty Municipal
Corp.)	0/6.60	10/1/23	20,000,000	[b]	17,503,000
Lower Alabama Gas District,
Gas Project Revenue	5.00	9/1/28	3,300,000		3,827,604
					35,878,043
Arizona - .6%
La Paz County Industrial Development
Authority,
Education Facility LR (Charter Schools
Solutions-Harmony Public Schools
Project)	5.00	2/15/46	1,500,000	[c]	1,560,120
Maricopa County Industrial Development
Authority,
Revenue (Banner Health)	5.00	1/1/31	1,750,000		2,032,958
Pima County Industrial Development
Authority,
IDR (Tucson Electric Power Company
Project)	5.25	10/1/40	4,185,000		4,476,569
					8,069,647
California - 5.9%
California,
GO (Various Purpose)	6.50	4/1/33	6,875,000		7,148,625
California,
GO (Various Purpose) (Prerefunded)	6.50	4/1/19	2,125,000	[d]	2,212,996
California County Tobacco Securitization
Agency,
Tobacco Settlement Asset-Backed
Refunding Bonds (Kern County
Tobacco Funding Corporation)	5.00	6/1/34	5,295,000		5,693,502
California Health Facilities Financing
Authority,
Revenue (Sutter Health)	5.00	11/15/46	6,750,000		7,750,620

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.2% (continued)
California - 5.9% (continued)
California State Public Works Board,
LR (Department of Corrections and
Rehabilitation) (Various Correctional
Facilities)	5.00	9/1/28	5,000,000		5,786,900
California State Public Works Board,
LR (Various Capital Projects)	5.00	12/1/25	5,000,000		5,865,700
California State Public Works Board,
LR (Various Capital Projects)	5.00	11/1/38	2,500,000		2,803,525
Golden State Tobacco Securitization
Corporation,
Revenue	5.00	6/1/28	3,265,000		3,759,615
Los Angeles Department of Airports,
Senior Revenue (Los Angeles
International Airport)	5.00	5/15/28	2,850,000		3,193,682
Los Angeles Department of Airports,
Senior Revenue (Los Angeles
International Airport)	5.00	5/15/33	5,000,000		5,551,200
San Diego County Regional Airport
Authority,
Senior Airport Revenue	5.00	7/1/43	6,000,000		6,566,820
San Francisco City and County Airport
Commission,
Second Series Revenue (San Francisco
International Airport)	5.00	5/1/41	12,500,000		14,191,625
University of California Regents,
Medical Center Pooled Revenue	5.00	5/15/43	5,000,000		5,551,200
					76,076,010
Colorado - 2.6%
City and County of Denver,
Airport System Subordinate Revenue	5.50	11/15/27	6,000,000		6,839,100
City and County of Denver,
Airport System Subordinate Revenue	5.25	11/15/43	6,000,000		6,600,840
Colorado Health Facilities Authority,
Revenue (Catholic Health Initiatives)	5.00	2/1/41	5,175,000		5,410,359
Colorado Health Facilities Authority,
Revenue (Catholic Health Initiatives)	5.25	1/1/45	4,315,000		4,625,896
Denver City & County School District #1,
GO	5.50	12/1/41	1,550,000		1,890,923
Denver Convention Center Hotel
Authority,
Convention Center Hotel Senior
Revenue	5.00	12/1/36	1,315,000		1,473,168
E-470 Public Highway Authority,
Senior Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	9/1/20	6,740,000	[e]	6,440,205
					33,280,491

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.2% (continued)
Connecticut - 2.1%
Connecticut,
GO	5.00	10/15/25	10,600,000		11,664,876
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	10/1/29	2,500,000		2,754,625
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	9/1/33	6,000,000		6,563,760
Hartford County Metropolitan District,
Clean Water Project Revenue (Green
Bonds)	5.00	11/1/34	5,025,000		5,597,548
					26,580,809
District of Columbia - 1.0%
District of Columbia Tobacco Settlement
Financing Corporation,
Tobacco Settlement Asset-Backed
Bonds	0.00	6/15/46	25,100,000	[e]	4,129,703
Metropolitan Washington Airports
Authority,
Airport System Revenue	5.00	10/1/35	2,000,000		2,273,720
Metropolitan Washington D. C. Airports
Authority,
Airport Systems Revenue	5.00	10/1/28	4,000,000		4,390,160
Metropolitan Washington D. C. Airports
Authority,
Airport Systems Revenue	5.00	10/1/35	2,000,000		2,302,100
					13,095,683
Florida - 6.6%
Broward County,
Airport System Revenue	5.00	10/1/47	5,000,000		5,647,300
Broward County,
Port Facilities Revenue	5.00	9/1/22	6,000,000		6,467,940
Central Expressway Authority,
Revenue, Refunding (Insured; Build
America Mutual Assurance Company)	5.00	7/1/38	2,500,000		2,892,450
Citizens Property Insurance Corporation,
Coastal Account Senior Secured
Revenue	5.00	6/1/25	30,000,000		34,937,400
Florida Department of Transportation,
Turnpike Revenue	5.00	7/1/24	4,630,000		5,297,090
Gainesville Utilities System,
Revenue	5.00	10/1/37	2,000,000		2,337,380
Jacksonville Electric Authority,
Electric System Revenue, Refunding	5.00	10/1/27	795,000		897,722

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.2% (continued)
Florida - 6.6% (continued)
Jacksonville Electric Authority,
Water and Sewer System Revenue,
Refunding	5.00	10/1/29	1,220,000		1,394,289
Miami Beach,
Stormwater Revenue, Refunding	5.00	9/1/47	7,000,000		7,605,780
Miami Beach Redevelopment Agency,
Tax Increment Revenue (City
Center/Historic Convention Village)	5.00	2/1/35	1,500,000		1,689,915
Miami-Dade County,
Aviation Revenue (Miami International
Airport)	5.38	10/1/35	5,000,000		5,355,400
Miami-Dade County,
Seaport Revenue	5.50	10/1/42	3,500,000		3,914,715
Orlando Utilities Commission Utility
System,
Revenue (Series 2018 Project)	5.00	10/1/38	3,000,000		3,500,730
Pinellas County Health Facilities
Authority,
Health System Revenue (BayCare
Health System Issue) (Insured; National
Public Finance Guarantee Corp.)
Auction-Based	2.63	11/15/23	2,250,000	[a]	2,250,000
					84,188,111
Georgia - 2.9%
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.25	11/1/34	1,190,000		1,243,931
Main Street Natural Gas Incorporated,
Gas Supply Revenue, 1 Month LIBOR +
.75%	2.03	9/1/23	7,500,000	[a]	7,466,325
Municipal Electric Authority of Georgia,
Project One Subordinated Bonds	5.75	1/1/20	1,000,000		1,002,860
Municipal Electric Authority of Georgia,
Project One Subordinated Bonds	5.00	1/1/21	7,705,000		8,240,112
Municipal Electric Authority of Georgia,
Project One Subordinated Bonds	5.00	1/1/28	8,400,000		9,609,600
Private Colleges & Universities Authority,
Revenue (Emory University)	5.00	10/1/43	8,875,000		9,857,551
					37,420,379
Idaho - .6%
Power County Industrial Development
Corporation,
SWDR (FMC Corporation Project)	6.45	8/1/32	7,625,000		7,654,356
Illinois - 8.4%
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/29	6,185,000		6,906,295

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.2% (continued)
Illinois - 8.4% (continued)
Chicago,
Second Lien Water Revenue	5.00	11/1/27	2,695,000	2,988,809
Chicago,
Second Lien Water Revenue	5.00	11/1/28	7,200,000	8,131,608
Chicago Board of Education,
GO (Insured; Assured Guaranty
Municipal Corporation)	5.00	12/1/34	1,000,000	1,118,650
Chicago Board of Education,
GO (Insured; Assured Guaranty
Municipal Corporation)	5.00	12/1/35	1,000,000	1,115,870
Chicago Park District,
Limited Tax GO	5.00	1/1/27	3,000,000	3,328,770
Cook County,
Sales Tax Revenue, Refunding	5.00	11/15/36	7,000,000	8,020,180
Greater Chicago Metropolitan Water
Reclamation District,
GO Unlimited Tax Capital Improvement
Bonds	5.00	12/1/44	5,000,000	5,505,300
Illinois,
Sales Tax Revenue	5.00	6/15/24	5,000,000	5,540,000
Illinois Finance Authority,
Revenue (Advocate Health Care
Network)	5.00	6/1/29	9,500,000	10,537,400
Illinois Finance Authority,
Revenue (Advocate Health Care
Network)	5.00	6/1/30	10,305,000	11,415,055
Illinois Finance Authority,
Revenue (OSF Healthcare System)	5.00	11/15/45	2,500,000	2,733,650
Illinois Finance Authority,
Revenue (Rehabilitation Institute of
Chicago)	6.00	7/1/43	3,250,000	3,629,502
Illinois Municipal Electric Agency,
Power Supply System Revenue	5.00	2/1/32	5,000,000	5,629,400
Illinois Toll Highway Authority,
Toll Highway Senior Revenue	5.00	1/1/36	1,500,000	1,696,470
Metropolitan Pier and Exposition
Authority,
Revenue (McCormick Place Expansion
Project)	5.00	6/15/42	13,090,000	13,548,019
Railsplitter Tobacco Settlement
Authority,
Revenue	5.00	6/1/26	4,290,000	4,945,040
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue
(University of Illinois)	5.00	4/1/27	5,000,000	5,485,950
University of Illinois Board of Trustees,
Auxiliary Facilities System Revenue
(University of Illinois)	5.00	4/1/44	5,000,000	5,424,800
				107,700,768

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.2% (continued)
Indiana - 1.5%
Indiana Finance Authority,
Hospital Revenue (Community Health
Network)	5.00	5/1/42	12,460,000		13,523,959
Indiana Municipal Power Agency,
Power Supply System Revenue	5.00	1/1/37	2,500,000		2,875,500
Indianapolis Local Public Improvement
Bond Bank,
Revenue (Indianapolis Airport
Authority Project)	5.00	1/1/26	2,000,000		2,301,360
					18,700,819
Iowa - .7%
Iowa Finance Authority,
Health Facilities Revenue (UnityPoint
Health)	5.00	8/15/32	2,500,000		2,813,825
Iowa Finance Authority,
Healthcare Revenue (Genesis Health
System)	5.00	7/1/25	5,910,000		6,645,972
					9,459,797
Kentucky - 1.6%
Kentucky Public Energy Authority,
Gas Supply Revenue	4.00	4/1/24	10,000,000	[a]	10,707,200
Kentucky Public Energy Authority,
Gas Supply Revenue	4.00	4/1/24	2,780,000		2,989,028
Louisville/Jefferson County Metro
Government,
Health System Revenue (Norton
Healthcare, Inc.)	5.75	10/1/42	6,000,000		6,774,660
					20,470,888
Louisiana - 3.7%
East Baton Rouge Sewerage Commission,
Revenue	5.00	2/1/39	8,000,000		8,979,360
Louisiana Public Facilities Authority,
Hospital Revenue (Franciscan
Missionaries of Our Lady Health System
Project)	5.00	7/1/47	4,250,000		4,703,560
Louisiana Public Facilities Authority,
Revenue (CHRISTUS Health Obligated
Group)	6.00	7/1/29	5,000,000		5,232,950
New Orleans Aviation Board,
General Airport Revenue (North
Terminal Project)	5.00	1/1/40	7,825,000		8,581,051
New Orleans Aviation Board,
General Airport Revenue (North
Terminal Project)	5.00	1/1/45	5,000,000		5,467,700
New Orleans Aviation Board,
Gulf Opportunity Zone Customer
Facility Charge Revenue (Consolidated
Rental Car Project)	6.25	1/1/30	5,000,000		5,120,200

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.2% (continued)
Louisiana - 3.7% (continued)
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement Asset-Backed
Bonds	5.25	5/15/35	9,140,000	9,909,405
				47,994,226
Maine - .4%
Maine Health and Higher Educational
Facilities Authority,
Revenue (Maine General Medical
Center Issue)	7.50	7/1/32	5,000,000	5,593,550
Maryland - 1.2%
Baltimore Convention Center Hotel,
Revenue (Convention Center Hotel
Project)	5.00	9/1/46	3,500,000	3,841,705
Maryland Health and Higher Educational
Facilities Authority,
Revenue (MedStar Health Issue)	5.00	8/15/38	4,000,000	4,440,960
Maryland Stadium Authority,
Revenue (Construction & Revitalization
Program)	5.00	5/1/38	5,815,000	6,761,973
				15,044,638
Massachusetts - 1.3%
Massachusetts Development Finance
Agency,
Revenue (Partners HealthCare System
Issue)	5.00	7/1/44	4,000,000	4,389,720
Massachusetts Educational Financing
Authority,
Education Loan Revenue (Issue K)	5.25	7/1/29	3,725,000	3,970,477
Massachusetts Port Authority,
Revenue, Refunding	5.00	7/1/28	2,500,000	2,933,650
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	10/15/35	5,000,000	5,412,500
				16,706,347
Michigan - 3.8%
Great Lakes Water Authority,
Water Supply System Second Lien
Revenue	5.00	7/1/46	10,000,000	11,076,600
Karegnondi Water Authority,
Revenue	5.00	11/1/45	4,690,000	5,221,799
Kent Hospital Finance Authority,
Revenue (Spectrum Health System)	5.50	11/15/25	7,710,000	8,506,906
Michigan Finance Authority,
Hospital Revenue, Refunding (Trinity
Health Credit Group)	5.00	12/1/42	1,000,000	1,143,700
Michigan Finance Authority,
HR (Sparrow Obligated Group)	5.00	11/15/34	2,965,000	3,312,646

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.2% (continued)
Michigan - 3.8% (continued)
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Sewage Disposal System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/30	6,000,000	6,754,020
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Sewage Disposal System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/32	5,000,000	5,610,500
Michigan Strategic Fund,
SWDR (Genesee Power Station Project)	7.50	1/1/21	1,250,000	1,232,475
Wayne County Airport Authority,
Airport Revenue (Detroit Metropolitan
Wayne County Airport)	5.00	12/1/45	5,000,000	5,542,600
				48,401,246
Minnesota - .3%
Minneapolis-Saint Paul Metropolitan
Airports Commission,
Senior Airport Revenue	5.00	1/1/36	1,650,000	1,918,158
Western Minnesota Municipal Power
Agency,
Power Supply Revenue	5.00	1/1/30	1,565,000	1,772,629
				3,690,787
Missouri - 1.8%
Kansas City,
General Improvement Airport Revenue	5.00	9/1/22	8,380,000	9,115,429
Missouri Health and Educational Facilities
Authority,
Health Facilities Revenue (CoxHealth)	5.00	11/15/29	3,770,000	4,285,962
Missouri Health and Educational Facilities
Authority,
Health Facilities Revenue (CoxHealth)	5.00	11/15/30	3,725,000	4,224,150
Missouri Joint Municipal Electric Utility
Commission,
Power Project Revenue (Iatan 2
Project)	5.00	1/1/33	2,200,000	2,445,762
Saint Louis County Industrial
Development Authority,
Senior Living Facilities Revenue,
Refunding (Friendship Village St. Louis)	5.00	9/1/48	2,250,000	2,444,018
				22,515,321
Nebraska - .5%
Nebraska Public Power District,
General Revenue	5.00	1/1/34	2,975,000	3,378,886

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.2% (continued)
Nebraska - .5% (continued)
Public Power Generation Agency of
Nebraska,
Revenue (Whelan Energy Center Unit
2)	5.00	1/1/41	3,050,000		3,419,446
					6,798,332
Nevada - 2.6%
Clark County,
Airport System Revenue	5.00	7/1/40	19,000,000		21,418,700
Clark County,
GO	5.00	11/1/38	10,945,000		12,232,789
					33,651,489
New Jersey - 4.9%
Essex County Improvement Authority,
SWDR (Covanta Project)	5.25	7/1/45	5,000,000	[c]	5,061,450
New Jersey Economic Development
Authority,
Cigarette Tax Revenue	5.00	6/15/28	2,250,000		2,400,233
New Jersey Economic Development
Authority,
Revenue	5.25	6/15/27	5,000,000		5,560,850
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.00	3/1/28	3,250,000		3,450,915
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.25	6/15/29	3,130,000		3,450,293
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.25	6/15/31	7,550,000		8,288,163
New Jersey Health Care Facilities
Financing Authority,
Revenue (Virtua Health Issue)	5.00	7/1/28	3,000,000		3,363,090
New Jersey Higher Education Student
Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty Corp.)	6.13	6/1/30	4,805,000		4,805,000
New Jersey Tobacco Settlement Financing
Corp.,
Revenue, Refunding, Ser. A	5.00	6/1/37	5,000,000		5,618,800
New Jersey Tobacco Settlement Financing
Corp.,
Revenue, Refunding, Ser. A	5.00	6/1/46	6,000,000		6,593,940
New Jersey Tobacco Settlement Financing
Corp.,
Revenue, Refunding, Ser. A	5.25	6/1/46	7,350,000		8,281,245
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/24	5,000,000		5,608,400
					62,482,379

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.2% (continued)
New York - 11.0%
Long Island Power Authority,
Electric System Revenue	5.00	9/1/34	1,000,000		1,159,460
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/30	6,170,000		7,174,661
New York City,
GO	5.00	3/1/25	5,000,000		5,724,950
New York City,
GO	5.00	8/1/25	5,380,000		6,102,211
New York City,
GO	5.00	10/1/36	11,505,000		12,478,093
New York City Industrial Development
Agency,
Senior Airport Facilities Revenue
(Transportation Infrastructure
Properties, LLC Obligated Group)	5.00	7/1/21	6,150,000		6,642,061
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue	5.00	2/1/35	10,055,000		10,750,907
New York Counties Tobacco Trust V,
Revenue (Tobacco Settlement Pass-
Through Bonds)	0.00	6/1/50	40,260,000	[e]	5,137,579
New York Liberty Development
Corporation,
Liberty Revenue (4 World Trade Center
Project)	5.00	11/15/31	5,000,000		5,446,600
New York Liberty Development
Corporation,
Revenue (3 World Trade Center
Project)	5.00	11/15/44	7,500,000	[c]	7,974,900
New York Liberty Development
Corporation,
Revenue (Goldman Sachs Headquarters
Issue)	5.25	10/1/35	1,000,000		1,257,220
New York State Dormitory Authority,
Revenue (New York University)
(Insured; National Public Finance
Guarantee Corp.)	5.75	7/1/27	9,500,000		11,331,695
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	2/15/31	7,500,000		8,579,700
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	3/15/32	7,100,000		8,037,342
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	2/15/43	11,500,000		12,643,100
New York State Thruway Authority,
General Revenue	5.00	1/1/27	5,000,000		5,688,450

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.2% (continued)
New York - 11.0% (continued)
New York Transportation Development
Corporation,
Special Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	5.00	8/1/21	1,100,000		1,182,632
New York Transportation Development
Corporation,
Special Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	5.00	8/1/26	1,500,000		1,587,375
New York Transportation Development
Corporation,
Special Facility Revenue (Delta Air
Lines - Laguardia Airport Terminals
C&D Revenue)	5.00	1/1/24	6,000,000		6,686,700
New York Transportation Development
Corporation,
Special Facility Revenue (LaGuardia
Airport Terminal B Redevelopment
Project)	5.00	7/1/46	6,500,000		7,055,165
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 183rd Series)	5.00	12/15/26	4,125,000		4,746,266
TSASC, Inc. of New York,
Senior Tobacco Settlement Bonds	5.00	6/1/31	3,000,000		3,366,720
					140,753,787
North Carolina - .5%
North Carolina Medical Care Commission,
Health Care Facilities Revenue (Duke
University Health System)	5.00	6/1/28	3,250,000		3,945,207
North Carolina Turnpike Authority,
Revenue (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/39	2,000,000		2,279,320
					6,224,527
Ohio - 1.8%
Allen County,
Hospital Facilities Revenue (Catholic
Health Partners)	5.00	5/1/42	4,465,000		4,802,152
Buckeye Tobacco Settlement Financing
Authority,
Tobacco Settlement Asset-Backed
Bonds	0.00	6/1/47	38,000,000	[e]	3,155,520
Cuyahoga County Hospital,
Hospital Revenue (The Metrohealth
System)	5.25	2/15/47	2,500,000		2,691,325
Hamilton County,
Sewer System Revenue (The
Metropolitan Sewer District of the
Greater Cincinnati)	5.00	12/1/29	2,250,000		2,576,430

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.2% (continued)
Ohio - 1.8% (continued)
Ohio Adult Correctional Capital Facilities,
Revenue, Refunding (Lease
Appropriations-Adult Correctional
Building Fund Projects)	5.00	10/1/33	1,500,000	1,759,710
Ohio Higher Educational Facility
Commission,
HR (Cleveland Clinic Health System
Obligated Group)	5.00	1/1/38	5,000,000	5,421,300
Ohio Turnpike and Infrastructure
Commission,
Junior Lien Turnpike Revenue
(Infrastructure Projects)	5.25	2/15/39	3,000,000	3,319,890
				23,726,327
Pennsylvania - 5.7%
Berks County Industrial Development
Authority,
Health Systems Revenue, Refunding
(Tower Health Project)	5.00	11/1/47	4,950,000	5,523,853
Berks County Industrial Development
Authority,
Healthcare Facilities Revenue,
Refunding (The Highlands at
Wyomissing)	5.00	5/15/48	1,000,000	1,085,480
Commonwealth Financing Authority of
Pennsylvania,
Revenue	5.00	6/1/31	1,250,000	1,429,613
Commonwealth Financing Authority of
Pennsylvania,
Revenue	5.00	6/1/35	3,500,000	3,958,360
Lancaster County Hospital Authority,
Health System Revenue (University of
Pennsylvania Health System)	5.00	8/15/42	5,240,000	5,915,122
Pennsylvania Turnpike Commission,
Oil Franchise Tax Revenue	5.25	12/1/48	16,855,000	19,586,690
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/24	5,000,000	5,222,350
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/34	2,160,000	2,443,284
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/42	5,000,000	5,439,200
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/28	4,500,000	5,084,100
Philadelphia School District,
GO	5.25	9/1/23	5,000,000	5,303,350
Philadelphia School District,
GO	5.00	9/1/27	5,000,000	5,713,400
Philadelphia School District,
GO	5.00	9/1/43	5,280,000	5,922,629
				72,627,431

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.2% (continued)
South Carolina - 2.8%
Columbia,
Waterworks and Sewer System
Revenue	5.00	2/1/36	8,000,000		8,570,800
South Carolina Public Service Authority,
Revenue Obligations (Santee Cooper)	5.00	12/1/36	10,000,000		10,472,200
South Carolina Public Service Authority,
Revenue Obligations (Santee Cooper)	5.13	12/1/43	16,000,000		17,099,040
					36,142,040
South Dakota - .7%
South Dakota Health and Educational
Facilities Authority,
Revenue (Avera Health Issue)	5.00	7/1/44	5,000,000		5,478,750
South Dakota Health and Educational
Facilities Authority,
Revenue (Sanford)	5.00	11/1/35	3,000,000		3,357,780
					8,836,530
Tennessee - .5%
Chattanooga Health Educational and
Housing Board,
Revenue (Catholic Health Initiatives)	5.25	1/1/40	1,500,000		1,611,360
Johnson City Health and Educational
Facilities Board,
HR (Mountain States Health Alliance)
(Prerefunded)	6.00	7/1/20	5,000,000	[d]	5,339,050
					6,950,410
Texas - 9.8%
Austin,
Water & Waste Water Systems Revenue	5.00	11/15/43	10,500,000		11,580,555
Austin Convention Enterprises,
Convention Center Revenue (1st Tier-
Convention Center Hotel)	5.00	1/1/29	1,880,000		2,152,788
Corpus Christi,
Utility System Junior Lien Improvement
Revenue	5.00	7/15/40	5,000,000		5,558,300
Dallas and Fort Worth,
Joint Revenue (Dallas-Fort Worth
International Airport)	5.00	11/1/22	3,000,000		3,329,670
Fort Worth,
Water and Sewer System Revenue	5.00	2/15/27	5,320,000		6,156,623
Houston,
Combined Utility System First Lien
Revenue	5.00	11/15/28	4,000,000		4,597,120
Houston Community College System,
Limited Tax GO	5.00	2/15/29	4,000,000		4,461,120

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.2% (continued)
Texas - 9.8% (continued)
Love Field Airport Modernization
Corporation,
Special Facilities Revenue (Southwest
Airlines Company - Love Field
Modernization Program Project)	5.00	11/1/28	4,450,000	4,837,817
Lower Colorado River Authority,
Revenue	5.00	5/15/39	6,750,000	7,418,385
Lower Colorado River Authority,
Transmission Contract Revenue (Lower
Colorado River Authority Transmission
Services Corporation Project)	5.00	5/15/31	7,895,000	8,773,082
North Texas Tollway Authority,
First Tier System Revenue	5.00	1/1/39	14,250,000	16,054,905
Northside Independent School District,
GO (Insured; Texas Permanent School
Fund Guarantee Program)	5.00	8/15/43	8,000,000	8,878,160
Plano Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/25	4,150,000	4,833,256
San Antonio,
Electric and Gas Systems Junior Lien
Revenue	5.00	2/1/43	9,275,000	10,105,020
Socorro Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/29	4,080,000	4,707,667
Tarrant County Cultural Education
Facilities Finance Corporation,
HR (Baylor Scott and White Health
Project)	5.00	11/15/45	2,500,000	2,798,625
Texas A&M University,
Financing Systems Revenue, Refunding	5.00	5/15/47	2,485,000	2,868,212
Texas Municipal Power Agency,
Revenue, Refunding	5.00	9/1/42	1,750,000	1,851,028
Texas Transportation Commission,
Central Texas Turnpike System First
Tier Revenue	5.00	8/15/41	3,530,000	3,807,776
Texas Transportation Commission,
Central Texas Turnpike System Second
Tier Revenue	5.00	8/15/31	5,000,000	5,516,850
Wichita Falls,
Water and Sewer System Revenue	5.00	8/1/24	4,195,000	4,787,460
				125,074,419
Utah - 1.3%
Metropolitan Water District of Salt Lake
and Sandy,
Water Revenue Project Bonds	5.00	7/1/37	3,000,000	3,290,010
Salt Lake City,
Airport Revenue (Salt Lake
International Airport)	5.00	7/1/37	4,500,000	5,106,960

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.2% (continued)
Utah - 1.3% (continued)
Utah Charter School Finance Authority,
Charter School Revenue	5.00	10/15/48	1,200,000	1,342,536
Utah County,
HR (Intermountain Health Care Health
Services, Inc.)	4.00	5/15/47	3,250,000	3,354,162
Utah Transit Authority,
Subordinated Sales Tax Revenue	5.00	6/15/35	2,645,000	2,997,764
				16,091,432
Virginia - .8%
Danville Industrial Development
Authority,
HR (Danville Regional Medical Center)
(Insured; AMBAC) (Escrowed to
Maturity)	5.25	10/1/28	1,500,000	1,688,160
Virginia College Building Authority,
Educational Facilities Revenue (21st
Century College Program)	5.00	2/1/31	4,000,000	4,722,880
Virginia Small Business Financing
Authority,
Revenue	5.00	7/1/34	3,400,000	3,640,754
				10,051,794
Washington - 2.7%
Central Puget Sound Regional Transit
Authority,
Sales Tax and Motor Vehicle Excise Tax
Revenue (Green Bonds)	5.00	11/1/34	2,000,000	2,335,720
Central Puget Sound Regional Transit
Authority,
Sales Tax and Motor Vehicle Excise Tax
Revenue (Green Bonds)	5.00	11/1/35	2,795,000	3,255,029
Grant County Public Utility District #2,
Electric Systems Revenue, Refunding	5.00	1/1/47	3,400,000	3,916,358
Washington,
GO (Various Purpose)	5.00	8/1/35	10,000,000	11,424,700
Washington Health Care Facilities
Authority,
Revenue (Providence Health and
Services)	5.00	10/1/42	12,375,000	13,539,611
				34,471,418
Wisconsin - 3.4%
Public Finance Authority of Wisconsin,
HR (Renown Regional Medical Center
Project)	5.00	6/1/40	6,000,000	6,613,920
Public Finance Authority of Wisconsin,
Lease Development Revenue (KU
Campus Development Corporation -
Central District Development Project)	5.00	3/1/46	5,000,000	5,536,650

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.2% (continued)
Wisconsin - 3.4% (continued)
Tender Option Bond Trust Receipts
(Series 2017-XF2418), 11/15/43,
Revenue (Ascension Health Alliance
Senior Credit Group) (Series 2017
XF2418) Recourse	5.00	5/15/21	10,000,000[a,c,f]		11,010,550
Wisconsin Environmental Improvement
Fund,
Revenue	5.00	6/1/32	3,205,000		3,729,466
Wisconsin Health and Educational
Facilities Authority,
Revenue (Aurora Health Care, Inc.)	5.50	4/15/29	5,000,000		5,280,750
Wisconsin Health and Educational
Facilities Authority,
Revenue (Aurora Health Care, Inc.)	5.25	4/15/35	3,000,000		3,256,560
Wisconsin Health and Educational
Facilities Authority,
Revenue (ProHealth Care, Inc.
Obligated Group)	5.00	8/15/39	6,100,000		6,683,770
Wisconsin Transportation,
Transportation Revenue	5.00	7/1/33	1,550,000		1,760,568
					43,872,234
U.S. Related - .4%
Puerto Rico Highway & Transportation
Authority,
Transportation Revenue (Puerto Rico
Highway and Transportation
Authority) (Insured; AMBAC Indemnity
Corporation)	5.25	7/1/41	4,900,000		5,425,917
Total Long-Term Municipal Investments
(cost $1,230,338,940)					1,271,702,382

Short-Term Municipal Investments - 1.9%
New York - 1.9%
Metropolitan Transportation Authority,
Revenue, Refunding (LOC; TD Bank NA)	0.85	6/1/18	8,000,000	[g]	8,000,000
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue (Liquidity
Facility; State Street Bank and Trust
Co.)	1.00	6/1/18	16,035,000	[g]	16,035,000
Total Short-Term Municipal Investments
(cost $24,035,000)					24,035,000

Total Investments (cost $1,254,373,940)	101.1%	1,295,737,382
Liabilities, Less Cash and Receivables	(1.1%)	(13,917,592)
Net Assets	100.0%	1,281,819,790
LIBOR—London Interbank Offered Rate

[a] Variable rate security—rate shown is the interest rate in effect at period end.
[b] Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
[c] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2018, these securities were valued at
$25,607,020 or 2.0% of net assets.
[d] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[e] Security issued with a zero coupon. Income is recognized through the accretion of discount.
[f] Collateral for floating rate borrowings.
[g] The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Bond Fund
May 31, 2018 (Unaudited)

The following is a summary of the inputs used as of May 31, 2018 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:

Municipal Bonds†	-	1,295,737,382	-	1,295,737,382
Liabilities ($)
Floating Rate Notes††	-	(5,000,000)	-	(5,000,000)

†	See Statement of Investments for additional detailed categorizations.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity

NOTES

Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At May 31, 2018, accumulated net unrealized appreciation on investments was $41,363,442, consisting of $46,924,796 gross unrealized appreciation and $5,561,354 gross unrealized depreciation.

At May 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Bond Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 23, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    July 23, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)